Consolidated Statements of Changes in Redeemable Preferred and Common Units and Equity (Deficit) - USD ($) $ in Thousands	Total	Business Combination [Member]	Previously Reported	Common Units, Class C	Common Units, Class C Previously Reported	Common Units, Class C Revision of Prior Period, Adjustment	[1]	Preferred Units, Class B-1	Preferred Units, Class B-1 Previously Reported	Preferred Units, Class B-1 Revision of Prior Period, Adjustment	[1]	Preferred Units, Class B	Preferred Units, Class B Previously Reported	Preferred Units, Class B Revision of Prior Period, Adjustment	[1]	Common Stock Common Voting Units, Class A	Common Stock Common Voting Units, Class A Previously Reported	Common Stock Common Voting Units, Class A Revision of Prior Period, Adjustment	[1]	Common Stock Class A Common Stock	Common Stock Class A Common Stock Previously Reported	Common Stock Class V-1 Common Stock	Common Stock Class V-1 Common Stock Previously Reported	Common Stock Class V-3 Common Stock	Common Stock Class V-3 Common Stock Previously Reported	Additional Paid-In Capital - Warrants	Additional Paid-In Capital - Warrants Previously Reported	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Business Combination [Member]	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Deficit	Accumulated Deficit Business Combination [Member]	Accumulated Deficit Previously Reported	Noncontrolling Interest	Noncontrolling Interest Business Combination [Member]	Noncontrolling Interest Previously Reported
Beginning balance (in shares) at Sep. 28, 2019				24,922,109	428,571	24,493,538		24,041,300	1	24,041,299		47,508,300	1	47,508,299
Beginning balance at Sep. 28, 2019				$ 44	$ 44			$ 112,469	$ 112,469			$ 416,332	$ 416,332
Increase (Decrease) in Temporary Equity [Roll Forward]
Granted (in shares)				2,476,504
Forfeited (in shares)				(2,476,504)
Unit-based compensation				$ 71
Accretion of Class C Units to redemption value				$ 1,910
Member contributions								100,000
Preferred return								$ 8,748				$ 20,817
Ending balance (in shares) at Sep. 26, 2020				24,922,109				24,041,300				47,508,300
Ending balance at Sep. 26, 2020				$ 2,025				$ 221,217				$ 437,149
Beginning balance (in shares) at Sep. 28, 2019																367,548,946	5,997,632	361,551,314		0	0	0	0	0	0
Beginning balance at Sep. 28, 2019	$ (701,646)		$ (701,646)													$ 16,809	$ 16,809			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,593)		$ (2,593)	$ (715,862)		$ (715,862)	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class C Units to redemption value	(1,910)																																(1,910)
Preferred return	(29,565)																																(29,565)
Net loss pre business combination	(109,521)
Net loss	(109,521)																																(109,521)
Other comprehensive loss	(1,825)																													(1,825)
Ending balance (in shares) at Sep. 26, 2020																367,548,946				0		0		0
Ending balance at Sep. 26, 2020	(844,467)															$ 16,809				$ 0		$ 0		$ 0		0		0		(4,418)			(856,858)			0
Increase (Decrease) in Temporary Equity [Roll Forward]
Granted (in shares)				2,997,310
Forfeited (in shares)				(2,997,310)
Unit-based compensation				$ 97
Accretion of Class C Units to redemption value				$ 142,853
Preferred return								$ 11,061				$ 21,858
Ending balance (in shares) at Sep. 25, 2021				24,922,109	428,571			24,041,300	1			47,508,300	1
Ending balance at Sep. 25, 2021				$ 144,975				$ 232,278				$ 459,007
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class C Units to redemption value	(142,853)																																(142,853)
Preferred return	(32,919)																																(32,919)
Provision for warrants	26,999																									26,999
Net loss pre business combination	(122,314)
Net loss	(122,314)																																(122,314)
Other comprehensive loss	2,326																													2,326
Ending balance (in shares) at Sep. 25, 2021																367,548,946				0		0		0
Ending balance at Sep. 25, 2021	(1,113,228)															$ 16,809				$ 0		$ 0		$ 0		26,999		0		(2,092)			(1,154,944)			0
Increase (Decrease) in Temporary Equity [Roll Forward]
Granted (in shares)				1,052,952
Forfeited (in shares)				(1,052,952)
Unit-based compensation				$ 52
Accretion of Class C Units to redemption value				$ 28,433
Preferred return								$ 8,130				$ 16,065
Recapitalization of Preferred Units, Class C Units, Class A Voting Units, and creation of NVI (net of transaction costs) (in shares)				(24,922,109)				(24,041,300)				(47,508,300)
Recapitalization of Preferred Units, Class C Units, Class A Voting Units, and creation of NCI (net of transaction costs)				$ (173,460)				$ (240,408)				$ (475,072)
Ending balance (in shares) at Sep. 24, 2022				0				0				0
Ending balance at Sep. 24, 2022				$ 0				$ 0				$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class C Units to redemption value	(28,433)																																(28,433)
Preferred return	(24,195)																																(24,195)
Issuance of common stock under stock plans (in shares)																				1,831,505
Issuance of common stock under stock plans																												219								(219)
Issuance of sponsor shares (in shares																				3,616,000
Issuance of sponsor shares																												431								(431)
Issuance of earnout units upon triggering event (in shares)																						20,000,000
Issuance of earnout units upon triggering event																						$ 2						(258)								256
Exchange of Class V-1 common stock (in shares)																				1,607,185		(1,607,185)
Exchange of Class V-1 common stock																												212								(212)
Stock-based compensation	26,807																											2,794								24,013
Additional paid-in capital adjustment resulting from VAP Unit modification	23,750																											2,475								21,275
Provision for warrants	74,280																									74,280
Exercise of warrants (in shares)																43,756,942
Exercise of warrants	277,776															$ 320,929										(43,153)
Net loss pre business combination	(72,134)																																(72,134)
Other comprehensive loss pre business combination	37																													37
Recapitalization of Preferred Units, Class C Units, Class A Voting Units, and creation of NCI (net of transaction costs) (in shares)																(411,305,888)						60,844,573		416,933,025
Recapitalization of Preferred units, Class C Units, Class A Voting Units, and creation of NCI (net of transaction costs)	551,904															$ (337,738)						$ 6		$ 42				1,191,567								(301,973)
Recapitalization of SVF equity, PIPE, and FPA (net of transaction costs) (in shares)																				50,664,146
Recapitalization of SVF equity, PIPE, and FPA (net of transaction costs)	421,706																			$ 5								40,425								381,276
Net loss	(139,089)	$ (66,955)																																$ (6,863)			$ (60,092)
Other comprehensive loss		$ (2,375)																													$ (239)						$ (2,136)
Ending balance (in shares) at Sep. 24, 2022																0				57,718,836		79,237,388		416,933,025
Ending balance at Sep. 24, 2022	$ 68,940															$ 0				$ 6		$ 8		$ 42		$ 58,126		$ 1,237,865		$ (2,294)			$ (1,286,569)			$ 61,756

[1]	As part of the Business Combination (as disclosed in Note 3, Business Combination and Note 15, Equity), all per share information has been retroactively adjusted using the Exchange Ratio as stipulated by the Merger Agreement